CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) - USD ($)	Total	Common Stock Common Class B	Common Stock Common Class A	Additional Paid-in Capital	Accumulated Deficit
Balance at Oct. 17, 2019	$ 0	$ 0		$ 0	$ 0
Balance (in shares) at Oct. 17, 2019		0
Issuance of Class B ordinary shares	0	$ 0		0	0
Issuance of Class B ordinary shares (in shares)		1
Net loss	(17,631)	$ 0		0	(17,631)
Balance at Dec. 31, 2019	(17,631)	$ 0		0	(17,631)
Balance (in shares) at Dec. 31, 2019		1
Cancellation of Class B ordinary share	0	$ 0	$ 0	0	0
Cancellation of Class B ordinary share (in shares)		(1)
Issuance of Class B ordinary shares	25,000	$ 2,070		22,930	0
Issuance of Class B ordinary shares (in shares)		20,700,000
Net loss	0	$ 0		0	0
Balance at Mar. 31, 2020	7,369	$ 2,070		22,930	(17,631)
Balance (in shares) at Mar. 31, 2020		20,700,000
Balance at Dec. 31, 2019	(17,631)	$ 0		0	(17,631)
Balance (in shares) at Dec. 31, 2019		1
Net loss	(2,349,569)
Balance at Sep. 30, 2020	5,000,003	$ 2,070	$ 352	7,364,781	(2,367,200)
Balance (in shares) at Sep. 30, 2020		20,700,000	3,519,105
Balance at Mar. 31, 2020	7,369	$ 2,070		22,930	(17,631)
Balance (in shares) at Mar. 31, 2020		20,700,000
Sale of 82,800,000 Units, net of underwriting discount and offering expenses	783,843,654	$ 0	$ 8,280	783,835,374	0
Sale of 82,800,000 Units, net of underwriting discount and offering expenses (in shares)		0	82,800,000
Sale of 10,933,333 Private Placement Warrants	16,400,000	$ 0		16,400,000	0
Ordinary shares subject to redemption	(795,194,456)	$ 0	$ (7,951)	(795,186,505)	0
Ordinary shares subject to redemption (in shares)		0	(79,513,276)
Net loss	(56,565)	$ 0		0	(56,565)
Balance at Jun. 30, 2020	5,000,002	$ 2,070	$ 329	5,071,799	(74,196)
Balance (in shares) at Jun. 30, 2020		20,700,000	3,286,724
Change in value of ordinary shares subject to redemption	2,293,005	$ 0	$ 23	2,292,982	0
Change in value of ordinary shares subject to redemption (in shares)		0	232,381
Net loss	(2,293,004)	$ 0	$ 0	0	(2,293,004)
Balance at Sep. 30, 2020	$ 5,000,003	$ 2,070	$ 352	$ 7,364,781	$ (2,367,200)
Balance (in shares) at Sep. 30, 2020		20,700,000	3,519,105